CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue from Related Parties	¥ 145,442	¥ 142,477	¥ 177,341
Sales and marketing expenses from related party	111,550	434,875	997,203
Origination and servicing expenses from related party	718,734	409,287	559,724
General and administrative expenses from related party	¥ 192,934	¥ 122,338	¥ 584,426